Income Taxes (Tax Effects of Temporary Differences and Carryforwards Giving Rise to Deferred Tax Assets and Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Income Taxes [Line Items]
Deferred Tax Assets, Other	[1]	¥ 159,391	¥ 156,516
Related To Changes In Foreign Exchange Rate [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Other		¥ 96,778	¥ 95,551

[1]	As of March 31, 2024 and 2025, other deferred tax assets includes amounts related to net investment hedges of ¥95,551 million and ¥96,778 million.